Risks and Financial Instruments - Additional Information (Detail) R$ / shares in Units, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$) R$ / shares	Dec. 31, 2018 BRL (R$) R$ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net liability position	R$ 1,489.1	R$ 1,726.1
Number of customer or group accounts for more than 10% of total revenue	0	0
Investment plan	R$ 1,771.0
Cash, cash equivalents, and short-term financial investments	5,205.6
Cash flow hedges gain (loss)	(29.1)	R$ 10.7
Notional amount of foreign exchange hedging instruments for highly probable future transactions designated as fair value hedge, related to notes in the foreign market | $			$ 550.0	$ 570.0
Unrealized loss of other comprehensive income, net of deferred income and social contribution taxes	293.3	(243.7)
Notional amount of foreign exchange hedging instruments for highly probable future transactions designated as cash flow hedge, related to future sales revenues | $			60.0	149.4
Unrealized loss of other comprehensive income, net of deferred IRPJ and CSLL	0.1	0.2
Balance of foreign exchange hedging instruments designated as net investments hedge in foreign entities | $			$ 95.0	$ 96.0
Unrealized loss of other comprehensive income, net of deferred income and social contribution taxes	R$ 55.7	R$ (45.9)
Maturity of foreign exchange hedging instruments | R$ / shares	R$ 5.76	R$ 5.86
Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Gross indebtedness	R$ 1,532.0
Scenario I [member]
Disclosure of detailed information about financial instruments [line items]
Floating interest rate variation	10.00%
Likely scenario pre-fixed interest rate deterioration.	10.00%
Scenario II [member]
Disclosure of detailed information about financial instruments [line items]
Floating interest rate variation	25.00%
Likely scenario pre-fixed interest rate deterioration.	25.00%
Scenario III [member]
Disclosure of detailed information about financial instruments [line items]
Floating interest rate variation	50.00%
Likely scenario pre-fixed interest rate deterioration.	50.00%